Contractual Obligations and Commitments - Summary of Other Contractual Obligations and Commitments (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contractual obligations [line items]
Bank debt	$ 1,969,282	$ 0
Total contractual obligations	4,622,997
Equity investments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	23,115
Bank debt [member]
Disclosure of contractual obligations [line items]
Bank debt	1,972,000
Interest expense [member]
Disclosure of contractual obligations [line items]
Interest	245,230
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	9,422
Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	80,000
Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,151
Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	41,968
Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	290,000
El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,625
Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	140,746
Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	168,840
Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Spring Valley [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	570,000
Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,000
Jervois [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	259,000
Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Spanish Mountain [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,500
Cipango [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,000
2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	384,885
2026 [member] | Equity investments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	23,115
2026 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Interest	49,411
2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	516
2026 [member] | Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	41,968
2026 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,875
2026 [member] | Spring Valley [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	210,000
2026 [member] | Jervois [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	16,000
2027 - 2028 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,032,561
2027 - 2028 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Bank debt	1,500,000
2027 - 2028 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Interest	161,628
2027 - 2028 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,010
2027 - 2028 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	8,000
2027 - 2028 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,151
2027 - 2028 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	290,000
2027 - 2028 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	87,750
2027 - 2028 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	98,522
2027 - 2028 [member] | Spring Valley [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	360,000
2027 - 2028 [member] | Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,000
2027 - 2028 [member] | Jervois [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	243,000
2027 - 2028 [member] | Spanish Mountain [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,500
2027 - 2028 [member] | Cipango [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,000
2029 - 2030 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	263,354
2029 - 2030 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Interest	34,191
2029 - 2030 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,099
2029 - 2030 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	16,000
2029 - 2030 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	42,224
2029 - 2030 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	168,840
After 2030 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	942,197
After 2030 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Bank debt	472,000
After 2030 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,797
After 2030 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	56,000
After 2030 [member] | Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
After 2030 [member] | Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2030 [member] | Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
After 2030 [member] | Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
After 2030 [member] | Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000